Lease Agreement (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013
Operating Leases, Rent Expense	$ 8,221	$ 9,074	$ 35,857
Security Deposit		$ 9,002	$ 9,002
Legal and consulting services
Lease Agreement, Description		The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term was one year with monthly lease payment of $2,904.	The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term was one year with monthly lease payment of $2,904.